Average Annual Total Returns - Quantified Gold Futures Tracking Fund		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025
Class A Shares | S&P 500 Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%		14.82%	[2]
Class A Shares | S&P GSCI Gold Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	62.47%	17.14%		14.03%	[2]
Class A Shares | Quantified Gold Futures Tracking Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		59.37%	14.32%		12.01%	[2]
Class A Shares | Quantified Gold Futures Tracking Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		38.48%	8.19%		7.56%	[2]
Class A Shares | Quantified Gold Futures Tracking Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		35.23%	8.39%		7.45%	[2]
Investor And Advisor Class Shares | S&P 500 Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	14.42%	14.91%	14.82%
Investor And Advisor Class Shares | S&P GSCI Gold Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	62.47%	17.14%	12.53%	14.03%
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		59.37%	14.32%		12.01%
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		38.48%	8.19%		7.56%
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		35.23%	8.39%		7.45%
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		58.80%	13.71%	9.83%
Performance Inception Date		Apr. 19, 2016
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Advisor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.78%	7.01%	5.11%
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Advisor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		34.84%	7.67%	5.48%

[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[2]	The performance record shown in the table reflects the investment performance of the Fund’s Investor Class Shares, which are not offered in this Prospectus. Had Class A Shares been operational during the periods in the table, it would have had similar, but lower, annual returns because Investor Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Class A shares do not have the same expenses and because Class A shares are subject to a sales load.
[3]	The S&P GSCI (Goldman Sachs Commodity Index) Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.
[4]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[5]	The inception date of the Fund’s Advisor Class Shares is April 19, 2016.
[6]	The S&P GSCI (Goldman Sachs Commodity Index) Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.